                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C.  20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.

Post-Effective Amendment No.   26   (File No. 2-86637)          X
                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No.   27   (File No. 811-3848)                        X


IDS EXTRA INCOME FUND, INC.
IDS Tower 10,
Minneapolis, Minnesota  55440-0010
Leslie L. Ogg - 901 Marquette Ave. So., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
  X  on October 30, 1995 pursuant to paragraph (b) of rule 485
     60 days after filing, pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year ended Aug. 31, 1995, was filed on or about Oct. 11, 1995.

PAGE 2
Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                     Section in
  Item No.        in Prospectus                               Item No.        Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Portfolio Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Directors and officers of the Fund;**
      (b)         Investment policies and risks                                Directors and officers
      (c)         Investment policies and risks                   (b)        Directors and Officers
                                                                  (c)        Directors and Officers
     5(a)         Directors and officers; Directors and
                    officers of the Fund (listing)              15(a)        NA
      (b)(i)      Investment manager and transfer agent;          (b)        NA
                  About American Express Financial                (c)        Directors and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager and transfer agent         16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager and transfer agent                        Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Investment manager and transfer agent                         Agreement, Plan and Supplemental
      (e)         Investment manager and transfer agent                         Agreement of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager and transfer agent;          (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Portfolio Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gains distributions;                   with American Express Financial Corporation
                    Reinvestments                                 (c)        Portfolio Transactions
      (g)         Taxes                                           (d)        Portfolio Transactions
      (h)         Alternative sales arrangements; Special         (e)        Portfolio Transactions
                  considerations regarding master/feeder
                  structure                                     18(a)        Shares; Voting rights**
                                                                  (b)        NA
     7(a)         Distributor
      (b)         Valuing Fund shares                           19(a)        Investing in the Fund
      (c)         How to purchase, exchange or redeem shares      (b)        Valuing Fund Shares; Investing in the Fund
      (d)         How to purchase shares                          (c)        NA
      (e)         NA
      (f)         Distributor                                   20           Taxes

     8(a)         How to redeem shares                          21(a)        Agreements: Distribution Agreement
      (b)         NA                                              (b)        Agreements: Distribution Agreement
      (c)         How to purchase shares:  Three ways to invest   (c)        NA
      (d)         How to purchase, exchange or redeem shares:
                  Redemption policies -- "Important..."         22(a)        Performance Information (for money market
                                                                               funds only)
     9            None                                            (b)       Performance Information (for all funds except
                                                                               money market funds)

                                                                23          Financial Statements
*Designates information is located in annual report.
**Designates location in prospectus.
/TABLE

PAGE 3
IDS Extra Income Fund

Prospectus
Oct. 30, 1995


The primary goal of IDS Extra Income Fund, Inc. is to provide high current income. Capital growth is a secondary goal. The Fund invests primarily, and may invest all of its assets, in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. These securities generally have greater price fluctuations than higher-rated securities and are more likely to experience a default. Investors should carefully consider these risks before investing. See the prospectus sections entitled "Types of Fund investments and their risks" and "Facts about investments and their risks."

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated Oct. 30, 1995, is incorporated here by reference. For a free copy, contact American Express Shareholder
Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 4
Table of contents

The Fund in brief
         Goals
         Types of Fund investments and their risks
         Proposed conversion to master/feeder structure
         Manager and distributor
         Portfolio manager
         Alternative purchase arrangements

Sales charge and Fund expenses

Performance
         Financial highlights
         Total returns
         Yield

Investment policies and risks
         Facts about investments and their risks
         Valuing Fund shares

How to purchase, exchange or redeem shares
         Alternative purchase arrangements
         How to purchase shares
         How to exchange shares
         How to redeem shares
         Reductions and waivers of the sales charge

Special shareholder services
         Services
         Quick telephone reference

Distributions and taxes
         Dividend and capital gain distributions
         Reinvestments
         Taxes
         How to determine the correct TIN

How the Fund is organized
         Shares
         Voting rights
         Shareholder meetings
         Special considerations regarding master/feeder structure
         Directors and officers
         Investment manager and transfer agent
         Distributor

About American Express Financial Corporation
         General information


Appendices
         Description of corporate bond ratings
         Descriptions of derivative instruments

PAGE 5
The Fund in brief

Goals

IDS Extra Income Fund (the Fund) seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving these goals cannot be guaranteed. Only shareholders can change the goals.

Types of Fund investments and their risks

The Fund is a diversified mutual fund that invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations. These securities are commonly known as junk bonds. They generally involve greater volatility of price and risk of principal and income than higher rated securities.

The Fund also invests in government securities, investment-grade bonds, convertible securities, common and preferred stocks, derivative instruments and money market instruments.

Proposed conversion to master/feeder structure

Subject to certain contingencies, the Fund intends to invest all of its assets in the Aggressive Income Portfolio (the Portfolio) of Income Trust (the Trust) rather than directly investing in and managing its own portfolio of securities. The Portfolio will have the same investment objective as the Fund. The Fund anticipates this conversion will occur in early 1996.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $44 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

After the Fund converts to the master/feeder structure, the Portfolio in which the Fund invests will be managed by AEFC with the same portfolio manager.

Portfolio manager

Jack Utter joined AEFC in 1962 and serves as senior portfolio manager. He has managed this Fund since 1985.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

PAGE 6
Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses**
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee                          0.58%     0.58%     0.58%
12b-1 fee                               0.00%     0.75%     0.00%
Other expenses***                       0.37%     0.38%     0.19%
Total                                   0.95%     1.71%     0.77%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Expenses for Class A are based on actual expenses for the last fiscal year, restated to reflect current fees. Expenses for Class B and Class Y are estimated based on the restated expenses for Class A, except that the 12b-1 fee and transfer agency fee (under other expenses) for Class B are based on agreements for that class and that Class Y does not have a service fee.

***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A              $59           $79         $100      $161
Class B              $67           $94         $113      $182**
Class B*             $17           $54         $ 93      $182**
Class Y              $ 8           $25         $ 43      $ 96

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

PAGE 7
This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Expense information in this table has been restated to reflect estimates of Fund expenses from changes in fees approved by shareholders in November 1994. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights

                           Fiscal period ended Aug. 31,
                           Per share income and capital changes*

                                     1995            1994   1993    1992    1991    1990    1989    1988    1987    1986
                                   Classes
                              A       B**     Y**
Net asset value,            $4.02   $3.93   $3.93   $4.44  $4.24   $3.72   $3.47   $4.46   $4.67   $4.94   $5.16   $4.92
beginning of period
                           Income from investment operations:
Net investment income         .39     .18     .20     .43     .47    .44     .42     .46     .53     .53     .53     .58

Net gains (losses)            .13     .21     .21    (.42)    .16    .52     .24   (1.01)   (.20)   (.27)   (.12)    .38
(both realized
and unrealized)

Total from investment         .52     .39     .41     .01     .63    .96     .66    (.55)    .33     .26     .41     .96
operations
                           Less distributions:
Dividends from net           (.39)   (.17)   (.19)   (.43)   (.43)  (.44)   (.41)   (.44)   (.54)   (.53)   (.53)   (.57)
investment income

Distributions from             --      --      --      --     --      --      --      --      --      --    (.10)   (.15)
realized gains

Total distributions          (.39)   (.17)   (.19)   (.43)   (.43)  (.44)   (.41)   (.44)   (.54)   (.53)   (.63)   (.72)

Net asset value,            $4.15   $4.15   $4.15   $4.02  $4.44   $4.24   $3.72   $3.47   $4.46   $4.67   $4.94   $5.16
end of period

                           Ratios/supplemental data

                                     1995            1994   1993    1992    1991    1990    1989    1988    1987    1986
                                   Classes
                               A       B**    Y**
Net assets, end of         $1,822     $76      $2  $1,626 $1,547  $1,304    $990    $931  $1,302  $1,186  $1,110    $835
period (in millions)

Ratio of expenses to         .87%  1.72%+   .78%+    .79%   .81%    .83%    .88%    .84%    .82%    .81%    .82%    .84%
average daily net assets

Ratio of net income          9.93% 9.51%+   10.19%+ 9.85% 10.03%  11.13%  12.45%  12.28%  11.67%  11.38%  10.34%  11.14%
to average
daily net assets

Portfolio turnover rate       70%     70%     70%     74%    70%     89%     88%     88%    102%    105%     87%    117%
(excluding short-term
securities)

Total return***             14.2%    9.9%   10.4%  (0.2%)  15.8%   26.9%   21.2% (12.5%)    7.4%    5.8%    8.3%   20.3%

                            *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y.
                         ***Total return does not reflect payment of a sales charge.
                           +Adjusted to an annual basis.

PAGE 8
The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of Aug. 31, 1995

Purchase         1 year   5 years    10 years
made             ago      ago        ago
Extra Income:
  Class A       + 8.45%   +14.02%    + 9.58%

Lehman
Aggregate
Bond Index      +10.99%   + 9.55%    + 9.92%

Cumulative total returns as of Aug. 31, 1995

Purchase        1 year     5 years     10 years
made            ago        ago         ago
Extra Income:
  Class A      + 8.45%     +92.71%     +149.64%

Lehman
Aggregate
Bond Index     +10.99%     +57.78%     +157.56%

These examples show total returns from hypothetical investments in Class A shares of the Fund. These returns are compared to those of a popular index for the same periods. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Aug. 31, 1995 were +4.85%, +5.01% and +10.41%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not other differences in expenses.

PAGE 9
For purposes of calculation, information about the Fund assumes:
o      a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o      no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

The Fund invests primarily in corporate bonds and other debt securities that may be different from those in the index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Yield

Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. The Fund's annualized yield for the 30-day period ended Aug. 31, 1995, was 7.59% for Class A, 7.22% for Class B and 8.17% for Class Y. The Fund calculates this 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the public offering price per share on the last day of the period, and

o      converting the result to a yearly equivalent figure.

This yield calculation does not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yield quoted.

The Fund's yield varies from day to day, mainly because share values and offering prices (that are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

PAGE 10
Investment policies and risks

The Fund primarily invests in debt securities below investment grade issued by U.S. and foreign corporations. Most of these will be rated BBB, BB, or B by Standard & Poor's Corporation (S&P) or the Moody's Investors Service, Inc. (Moody's) equivalent. However, the Fund may invest in debt securities with lower ratings, including those in default. Other investments include investment-grade bonds, convertible securities, stocks, derivative instruments and money market instruments.

Subject to certain contingencies, the Fund intends in early 1996 to achieve its investment objective by investing all of its assets in the Portfolio of the Trust, which is a separate investment company. The Portfolio has the same investment objectives, policies and restrictions as the Fund. The board of directors of the Fund believes that by investing all of its assets in the Portfolio, the Fund will be in a position to realize directly or indirectly certain economies of scale inherent in managing a larger asset base. When the Fund converts to the master/feeder structure, the policies described below will apply to both the Fund and the Portfolio.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded.

The price of bonds below investment grade may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds the Fund relies both on independent rating agencies and the investment manager's credit analysis. Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the Fund's investment manager believes it is advantageous to do so.

                          Bond ratings and holdings for fiscal 1995

                                                             Percent of
              S&P Rating           Protection of             net assets in
Percent of    (or Moody's          principal and             unrated securities
net assets    equivalent)          interest                  assessed by AEFC
  1.22%       AAA                  Highest quality            0.05%
    --        AA                   High quality                 --
  0.21        A                    Upper medium grade           --
  0.29        BBB                  Medium grade               0.66
 20.98        BB                   Moderately speculative     0.56
 56.81        B                    Speculative                5.64
PAGE 11
  4.54        CCC                  Highly speculative         1.45
  0.81        CC                   Poor quality                 --
  0.42        C                    Lowest quality               --
    --        D                    In default                 0.09
  9.68        Unrated              Unrated securities         1.23

(See Appendix to this prospectus describing corporate bond ratings for further information.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, the Fund may have to sell securities to have sufficient cash to pay the dividends.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Common stocks:  Stock prices are subject to market fluctuations.
Stocks of smaller companies may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency must be purchased. This is done by using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Fund holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. The Fund may invest up to 25% of its total assets in foreign investments.

PAGE 12
Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns.

Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and derivative instruments that are illiquid: A security or derivative instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and derivative instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally less than 25% of the Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

PAGE 13
The investment policies described above may be changed by the board of directors.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless shareholders approve otherwise, loans may not exceed 30% of the Fund's net assets.

Valuing Fund shares

The public offering price is the net asset value (NAV) plus the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

PAGE 14
Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight years;
              of 5% declines to 0%                             CDSC waived in certain
              after six years; 12b-1                           circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro-rata portion as the Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The sales charges and distribution fee (included in "Ongoing expenses") are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

              Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

PAGE 15
                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and will
than Class B shares.                       no longer be subject to
                                           higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

       o Qualified employee benefit plans* if the plan:
     - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
         - at least $10 million in plan assets or
         - 500 or more participants; or
       - does not use daily transfer recordkeeping and has
         - at least $3 million invested in funds of the IDS MUTUAL
         FUND GROUP or
         - 500 or more participants.

       o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

       o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

PAGE 16
How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is the public offering price determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                    Three ways to invest
1
By regular account   Send your check and application          Minimum amounts
                     (or your name and account number         Initial investment: $2,000
                     if you have an established account)      Additional
                     to:                                      investments:        $  100
                     American Express Financial Advisors Inc. Account balances:   $  300*
                     P.O. Box 74                              Qualified retirement
                     Minneapolis, MN  55440-0074              accounts:             none

                     Your financial advisor will help
                     you with this process.

PAGE 17
2
By scheduled         Contact your financial advisor           Minimum amounts
investment plan      to set up one of the following           Initial investment: $100
                     scheduled plans:                         Additional
                                                              investments:        $100/mo.
                     o  automatic payroll deduction           Account balances:   none
                                                              (on active plans of
                     o  bank authorization                    monthly payments)

                     o  direct deposit of
                        Social Security check

                     o  other plan approved by the Fund

3
By wire              If you have an established account,      If this information is not
                     you may wire money to:                   included, the order may be
                                                              rejected and all money
                     Norwest Bank Minneapolis                 received by the Fund, less
                     Routing No. 091000019                    any costs the Fund or AEFC
                     Minneapolis, MN                          incurs, will be returned
                     Attn:  Domestic Wire Dept.               promptly.

                     Give these instructions:                 Minimum amounts
                     Credit IDS Account #00-30-015            Each wire investment: $1,000
                     for personal account # (your
                     account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to
$300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, PAGE 18 the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If the Fund's net asset value when you redeem shares is more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                   Two ways to request an exchange or redemption of shares
1
By letter                          Include in your letter:
                                   o  the name of the fund(s)
                                   o  the class of shares to be exchanged or redeemed
                                   o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                   o  your Taxpayer Identification Number (TIN)
                                   o  the dollar amount or number of shares you want to exchange or redeem
                                   o  signature of all registered account owners
                                   o  for redemptions, indicate how you want your sales proceeds delivered to you
                                   o  any paper certificates of shares you hold

                                   Regular mail:
                                         American Express Shareholder Service
                                         Attn:  Redemptions
                                         P.O. Box 534
                                         Minneapolis, MN  55440-0534
                                   Express mail:
                                         American Express Shareholder Service
                                         Attn:  Redemptions
                                         733 Marquette Ave.
                                         Minneapolis, MN  55402

2
By phone
American Express Telephone         o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:               authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                    asking identifying questions and tape recording calls.  If reasonable
612-671-3800                       procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                   o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                   NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                   o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                   o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                   o  Phone privileges may be modified or discontinued at any time.

                                   Minimum amount
                                   Redemption:  $100

                                   Maximum amount
                                   Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

PAGE 19
o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same class from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. Please expect a minimum of 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                    Three ways to receive payment when you redeem shares

1
By regular or express mail                      o  Mailed to the address on record.
                                                o  Payable to names listed on the account.

                                                   NOTE:  The express mail delivery charges
                                                   you pay will vary depending on the
                                                   courier you select.

PAGE 20
2
By wire                                         o  Minimum wire redemption:  $1,000.
                                                o  Request that money be wired to your bank.
                                                o  Bank account must be in the same
                                                   ownership as the IDS fund account.

                                                   NOTE:  Pre-authorization required.  For
                                                   instructions, contact your financial
                                                   advisor or American Express Shareholder Service.

3
By scheduled payout plan                        o  Minimum payment:  $50.
                                                o  Contact your financial advisor or American Express
                                                   Shareholder Service to set up regular
                                                   payments to you on a monthly, bimonthly,
                                                   quarterly, semiannual or annual basis.
                                                o  Purchasing new shares while under a payout
                                                   plan may be disadvantageous because of
                                                   the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your immediate family (spouse or unmarried children under 21) are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge.

PAGE 21
Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired trustees, directors, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

PAGE 22
Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

o  Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of PAGE 23 your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any trustee, director, officer or employee of a fund or AEFC or its subsidiaries,
o Purchased by any American Express financial advisor,
o Held in a trusteed employee benefit plan,

o Held in IRAs or certain qualified plans for which American
Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
       - at least 59-1/2 years old, and
       - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
       - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

PAGE 24
A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's income from dividends and interest, and any net realized short-term gain, are distributed to you monthly as dividends. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term capital gains, if any, are distributed to you at the end of the calendar year as capital gain distributions. Before they're distributed, net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

PAGE 25
Dividends paid by each class will be calculated at the same time, in the same manner and in the same amount, except the expenses attributable solely to Class A, Class B and Class Y will be paid exclusively by that class. Class B shareholders will receive lower per share dividends than Class A and Class Y shareholders because expenses for Class B are higher than for Class A or Class Y. Class A shareholders will receive lower per share dividends than Class Y shareholders because expenses for Class A are higher than for Class Y.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund pays them regardless of whether you take them in cash or reinvest them.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. The Fund will notify you if such credit or deduction is available.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.
PAGE 26
Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                                Use the Social Security or
For this type of account:                       Employer Identification number
                                                of:

Individual or joint account                     The individual or individuals
                                                listed on the account

Custodian account of a minor                    The minor
(Uniform Gifts/Transfers to Minors
Act)

A living trust                                  The grantor-trustee (the person
                                                who puts the money into the
                                                trust)

An irrevocable trust, pension                   The legal entity (not the
trust or estate                                 personal representative or
                                                trustee, unless no legal entity
                                                is designated in the account
                                                title)

PAGE 27
Sole proprietorship or                          The owner or partnership
partnership

Corporate                                       The corporation

Association, club or                            The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for Federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

The Fund is a diversified, open-end management investment company, as defined in the Investment Company Act of 1940. It was incorporated on Aug. 17, 1983 in Minnesota. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-
3268.

Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is 1 cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors.

PAGE 28
Special considerations regarding master/feeder structure

An investor in the Fund should be aware that, subject to certain contingencies, the Fund intends to achieve its investment objective in early 1996 by investing its assets in units in the Portfolio of the Trust, which has an identical investment objective to the Fund. This arrangement is commonly known as a master/feeder structure. The Trust is a separate investment company. Therefore, the Fund's interest in securities owned by the Portfolio will be indirect.
The board has considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio. The board believes that this approach offers opportunities for economies of scale. In determining to convert to a master/feeder structure, the board considered whether the aggregate of the fees of the Fund and the Portfolio will be more or less than if the Fund invested directly in the securities to be held by the Portfolio. The board negotiated certain expense reimbursement arrangements with AEFC to mitigate the impact of increases in aggregate costs, and believes that any additional costs not covered by such arrangements will be outweighed by the anticipated benefits to the Fund and its shareholders of conversion to a master/feeder structure.

The investment objective, policies and restrictions of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks."

To date, AEFC has sponsored and advised only traditionally structured funds that invest directly in a portfolio of securities and retain their own investment manager. Funds that invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and may be subject to additional regulations and risks.

In addition to selling units to the Fund, the Portfolio may sell units to other affiliated and non-affiliated mutual funds and to institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the same Portfolio.

The Fund may withdraw (completely redeem) all of its assets from the Portfolio at any time if the board determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, the board would consider what action might be taken, including investing all assets of the Fund in another pooled investment entity or retaining an investment advisor to manage the Fund's assets in accordance with PAGE 29 its investment objective. The investment objective of the Fund and its Portfolio can only be changed with shareholder approval. If the objective of the Portfolio changes and shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the Fund would seek an alternative investment vehicle for the Fund or retain an investment advisor on its behalf.

Investors in the Fund should be aware that smaller funds investing in the Portfolio may be adversely affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher prorated operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. Institutional investors in the Portfolio that have a greater pro rata ownership than the Fund could have effective voting control over the operation of the Portfolio.

Certain changes in the Portfolio's fundamental objectives, policies and restrictions could require the Fund to redeem its interest in the Portfolio. Any such withdrawal could result in a distribution of in-kind portfolio securities (as opposed to cash distribution). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of Fund shareholders and will vote its units in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. See "Investment manager and transfer agent" for a complete description of the management and other expenses associated with the Fund's investment in the Portfolio.

Directors and officers

Shareholders elect a board of directors that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a director of all publicly offered funds.

PAGE 30
Directors and officers of the Fund

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested directors who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

PAGE 31
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager and transfer agent

The Fund pays AEFC for managing its portfolio, providing administrative services and serving as transfer agent (handling shareholder accounts).

Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold (subject to the direction and control of the board of directors). Under the current agreement, effective March 20, 1995, the Fund pays AEFC a fee for these services based on the average daily net assets of the Fund, as follows:

     Assets          Annual rate
     (billions)      at each asset level

     First $1.0      0.590%
     Next   1.0      0.565
     Next   1.0      0.540
     Next   3.0      0.515
     Next   3.0      0.490
     Over   9.0      0.465

Upon the implementation of the new fund structure, AEFC will provide these services to the Portfolio at the same annual rate currently paid by the Fund.

For the fiscal year ended Aug. 31, 1995, under the current and prior agreements, the Fund paid AEFC a total investment management fee of 0.59% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at an annual rate of 0.05% decreasing in gradual percentages to 0.025% as assets increase.

PAGE 32
In addition, under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

       o   Class A   $15.50
       o   Class B   $16.50
       o   Class Y   $15.50

Distributor

The Fund sells shares through American Express Financial Advisors, a wholly owned subsidiary of AEFC, under a Distribution Agreement. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charge.

Portions of sales charges may be paid to securities dealers who have sold the Fund's shares, or to banks and other financial institutions. The proceeds paid to others range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Financial advisors may receive different compensation for selling
Class A, Class B and Class Y shares.

For Class B shares, to help defray costs not covered by sales charges, including costs for marketing, sales administration, training, overhead, direct marketing programs, advertising and related functions, the Fund pays American Express Financial Advisors a distribution fee, also known as a 12b-1 fee. This fee is paid under a Plan and Agreement of Distribution that follows the terms of Rule 12b-1 of the Investment Company Act of 1940. Under this Agreement, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services. The total 12b-1 fee paid by the Fund under the current agreement for the fiscal year ended Aug. 31, 1995 was 0.75% of its average daily net assets. For Class A shares, the total 12b-1 fee paid by the Fund under the prior agreement for the fiscal year ended Aug. 31, 1995, was 0.02% of its average daily net assets. This fee will not cover all of the costs incurred by American Express Financial Advisors.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Aug. 31, 1995 were 0.87% of its average daily net assets. Annualized expenses for Class B and Class Y were 1.72% and 0.78% respectively, based on the period from March 20, 1995 (the inception date for Class B and Class Y) to Aug. 31, 1995.

PAGE 33
Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Aug. 31, 1995 were more than $124 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,800 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

PAGE 34
Appendix A

Description of corporate bond ratings

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 35
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 36
Appendix B

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.
PAGE 37
Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.
PAGE 38










                             STATEMENT OF ADDITIONAL INFORMATION

                                            FOR

                                    IDS EXTRA INCOME FUND

                                      October 30, 1995


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated October 30, 1995, and it is to be used with the prospectus dated October 30, 1995, and the Annual Report for the fiscal year ended August 31, 1995.

PAGE 39
                                      TABLE OF CONTENTS

Goal and Investment Policies.........................See Prospectus

Additional Investment Policies................................p.  3

Portfolio Transactions........................................p.  6

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p.  9

Performance Information.......................................p. 10

Valuing Fund Shares...........................................p. 12

Investing in the Fund.........................................p. 13

Redeeming Shares..............................................p. 17

Pay-out Plans.................................................p. 18

Capital Loss Carryover........................................p. 19

Taxes.........................................................p. 19

Agreements....................................................p. 20

Directors and Officers........................................p. 24

Custodian.....................................................p. 28

Independent Auditors..........................................p. 28

Financial Statements..............................See Annual Report

Prospectus....................................................p. 28

Appendix A:  Foreign Currency Transactions....................p. 29

Appendix B:  Options and Interest Rate Futures Contracts......p. 34

Appendix C:  Mortgage-Backed Securities.......................p. 40

Appendix D:  Dollar-Cost Averaging............................p. 41

PAGE 40
ADDITIONAL INVESTMENT POLICIES

Subject to certain contingencies, the Fund intends in late 1995 or early 1996 to achieve its goals by investing all of its assets in Aggressive Income Portfolio (the "Portfolio") of the Income Trust (the "Trust"), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies and restrictions as the Fund.

Fundamental investment restrictions adopted by a Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940. Whenever a Fund is requested to vote on a change in the investment restrictions of the corresponding Portfolio, the Fund will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and the Portfolio and may be changed only with shareholder approval. Unless holders of a majority of the outstanding shares agree to make the change, the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real PAGE 41 estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board of directors (the "board") is to make these loans, either long- or short-term, to broker-dealers.
In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except this restriction shall not be deemed to prohibit the Fund from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Unless changed by the board, the Fund will not:

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

PAGE 42
'Buy on margin or sell short, except they may enter into interest rate future contracts.

'Purchase securities of an issuer if the directors and officers of the Fund and of American Express Financial Corporation (AEFC) hold more than a certain percentage of the issuer's outstanding securities. The holdings of all directors and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the fund will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have readily available markets, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options. For purposes of complying with Ohio law, the Fund will not invest more than 15% of its total assets in a combination of illiquid securities, 144A securities and securities of companies, including any predecessor, that have a record of less than three years continuous operations.

'In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities. The investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

'In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. PAGE 43
In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion about foreign currency transactions, see Appendix
A. For a discussion on options and interest rate futures contracts and additional information on investment policies, see Appendix B. For a discussion on mortgage-backed securities, see Appendix C.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.
PAGE 44
AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid PAGE 45 generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Fund paid total brokerage commissions of $40,448 for the fiscal year ended August 31, 1995, $145,758 for fiscal year 1994, and $101,951 for fiscal year 1993. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal year ended Aug. 31, 1995, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:
PAGE 46

                          Value of Securities
                          Owned at End of
Name of Issuer            Fiscal Year
First Chicago             $3,025,000

The portfolio turnover rate was 70% in the fiscal year ended August 31, 1995, and 74% in fiscal year 1994.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                    For the Fiscal Year Ended August 31,

                                                    1995                              1994            1993
                             Aggregate                        Percent of           Aggregate       Aggregate
                             Dollar                           Aggregate Dollar     Dollar          Dollar
                             Amount of        Percent of      Amount of            Amount of       Amount of
            Nature           Commissions      Aggregate       Transactions         Commissions     Commissions
            of               Paid to          Brokerage       Involving Payment    Paid to         Paid to
Broker      Affiliation      Broker           Commissions     of Commissions       Broker          Broker
American
Enterprise
Investment
Services, Inc.   (1)         None             None            None                 None            $1,527

(1)  Wholly owned subsidiary of AEFC.

PAGE 47
PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:
                             ERV - P
                                P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a period by the net asset value per share on the last day of the period and annualizing the results.

PAGE 48
Yield is calculated according to the following formula:

             Yield = 2[(a-b + 1)6 - 1]
                         cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was 7.59% for Class A, 7.22% for Class B, and 8.17% for Class Y for the 30-day period ended August 31,
1995.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                  D   divided by  POP  F equals  DY
                  31              31

where:     D = sum of dividends for 31-day period
         POP = sum of public offering price for 31-day period
           F = annualizing factor
          DY = distribution yield

The Fund's distribution yield was 8.70% for Class A, 8.40% for
Class B, and 9.34% for Class Y for the 31-day period ended August
31, 1995.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 49
VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On September 1, 1995, the first business day following the end of the fiscal year, the computation looked like this:

            Net assets before                       Shares outstanding               Net asset value
            shareholder transactions                at end of previous day           of one share
Class A        $1,824,995,657           divided by       438,700,879        equals       $4.16
Class B            76,317,767                             18,345,617                      4.16
Class Y             1,586,982                                381,486                      4.16

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (the "Exchange"). Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's board.

PAGE 50
'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The New York Stock Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made September 1, 1995, was determined by dividing the net asset value of one share, $4.16, by
0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $4.38. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

PAGE 51
Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                             Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                               On total investment, sales
                                             charge as a percentage of
                                        Public                         Net
                                   Offering Price              Amount Invested
Amount of Investment                            ranges from:
First    $   50,000                        5.00%                       5.26%
More than    50,000 to   100,000      5.00-4.50                   5.26-4.71
More than   100,000 to   500,000      4.50-3.80                   4.71-3.95
More than   500,000 to   999,999      3.80-2.00                   3.95-2.04
$1,000,000 or more                    0.00                        0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on PAGE 52 certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                   Number of Participants


Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%
_________________________________________________________

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your immediate family (spouse and unmarried children under 21). For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased trustees, directors, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $25,000 in IDS Growth Fund and $5,000 in this Fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be PAGE 53 added together to reduce sales charges for shares purchased through that plan.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. AEFC makes an adjustment at the point that you reach $1 million. The adjustment is made by crediting your account with sales charges previously paid. The net effect is that there's no sales charge on the total $1 million investment.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix D.

PAGE 54
Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonable practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

PAGE 55
'The SEC, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of the investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PAGE 56
Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryover of $289,111,735 at August 31, 1995, that will expire as follows:

     1999              2000             2003             2004
 $163,877,886      $28,359,344      $20,159,025      $76,715,480

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sales and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

Retirement Accounts

You may be able to defer taxes on current income from a fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for PAGE 57 tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class
A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the fiscal year ended August 31, 1995, 1.26% of the Fund's net investment income dividends qualified for the corporate deduction.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The Fund has no current intention to invest in PFICs.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

PAGE 58
Assets              Annual rate at
(billions)          each asset level

First $1.0              0.590%
Next   1.0              0.565
Next   1.0              0.540
Next   3.0              0.515
Next   3.0              0.490
Over   9.0              0.465

On August 31, 1995, the daily rate applied to the Fund's net assets was equal to 0.578% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid was $9,856,787 for the fiscal year ended August 31, 1995, $10,075,839 for fiscal year 1994, and $8,481,616 for fiscal year 1993.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, that include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of directors, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the prior and current agreements, the Fund paid nonadvisory expenses of $761,716 for the fiscal year ended August 31, 1995, $765,283 for fiscal year 1994, and $617,372 for fiscal year 1993.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this Agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1        0.050%
     Next   1        0.045
     Next   1        0.040
     Next   3        0.035
     Next   3        0.030
     Over   9        0.025

On August 31, 1995, the daily rate applied to the Fund's net assets was equal to 0.048% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

PAGE 59
Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. The Fund paid fees of $1,787,275 for the fiscal year ended August 31, 1995.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $7,922,313 for the fiscal year ended August 31, 1995. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,398,718. The amounts were $14,976,206 and $5,203,445 for fiscal year 1994, and $10,927,944 and $3,791,288 for fiscal year 1993.

Additional information about commissions and compensation for the fiscal year ended August 31, 1995, is contained in the following table:

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation
AEFC             None            None            None       $489,528*

American
Express
Financial
Advisors       $7,922,313        None            None          None

*Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

PAGE 60
Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of disinterested directors, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the Investment Company Act of 1940, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the directors, including a majority of the directors who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested directors is the responsibility of the other disinterested directors. No interested person of the Fund, and no director who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. The Fund paid fees of $113,608 for the fiscal year ended August 31, 1995.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2$ of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the fund exceed this limitation for the Fund's fiscal year in progress, PAGE 61
AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid fees of $14,685,788 for the fiscal year ended August 31, 1995.

DIRECTORS AND OFFICERS

The following is a list of the Fund's directors who, except for Mr. Dudley, also are directors of all other funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a director of all publicly offered funds. All shares have cumulative voting rights when voting on the election of directors.

Lynne V. Cheney+'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley+**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

PAGE 62
Heinz F. Hutter+
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones+
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird+
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

PAGE 63
William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934.
1101 S. 3rd St.
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

PAGE 64
The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

Besides Mr. Pearce, who is president, the Fund's other officer is:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Members of the board who are not officers of the Fund or directors of AEFC receive an annual fee of $2,000. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Contracts Committee, $750; meetings of the Audit, Board, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement age, or earlier if for approved reasons, the independent directors receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the director served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year that ended August 31, 1995, the members of the board, for attending up to 30 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND
GROUP.

PAGE 65

                                                   Compensation Table

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $2,334          $  271          $1,000        $70,000
Robert F. Froehlke   2,398           1,896           1,000         72,600
Heinz F. Hutter      2,054             313             483         61,300
 (Part of year)
Anne P. Jones        2,360             443           1,000         71,000
Donald M. Kendall    2,259           2,029           1,000         67,000
Melvin R. Laird      2,359           1,247           1,000         71,000
Lewis W. Lehr        2,340           1,529             975         70,200
Edson W. Spencer     2,420             708             533         73,600
Wheelock Whitney     2,348             805           1,000         70,600
C. Angus Wurtele     2,047             305             992         61,000
 (Part of Year)

On August 31, 1995, the Fund's directors and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended August 31, 1995, no director or officer earned more than $60,000 from this Fund. All directors and officers as a group earned $52,962, including $9,546 of retirement plan expense, from this Fund.

CUSTODIAN

The Fund's securities and cash are held by First Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders, for the fiscal year ended August 31, 1995, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Extra Income Fund dated October 30, 1995, is hereby incorporated in this SAI by reference.

PAGE 66
APPENDIX A

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.
The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the fund to deliver an amount of foreign currency in PAGE 67 excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should be the value of such currency increase.

PAGE 68
Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which PAGE 69 might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its currency options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 71
APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund may also buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the PAGE 72 trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goals.

'All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

'The Fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Fund, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, it might enter PAGE 74 into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell future contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk the fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options PAGE 75 also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their costs of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other PAGE 76 securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 77
APPENDIX C

MORTGAGE-BACKED SECURITIES

A mortgage pass-through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Fund may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Fund would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

PAGE 78
APPENDIX D

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

Independent auditors' report

The board of directors and shareholders
IDS Extra Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Extra Income Fund, Inc. as of August 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended August 31, 1995, and the financial highlights for each of the years in the ten-year period ended August 31, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Extra Income Fund, Inc. at August 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended
August 31, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 6, 1995
PAGE 80
                          Financial statements
                          Statement of assets and liabilities
                          IDS Extra Income Fund, Inc.
                          Aug. 31, 1995

_____________________________________________________________________________________________________________

                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
 (identified cost $1,832,716,421)                                                             $1,852,428,126
Investments in securities of affiliated issuers
  (identified cost $31,062,250)                                                                   24,919,677
Cash in bank on demand deposit                                                                     4,764,166
Dividends and accrued interest receivable                                                         40,046,061
_____________________________________________________________________________________________________________

Total assets                                                                                  1,922,158,030
_____________________________________________________________________________________________________________

                          Liabilities
_____________________________________________________________________________________________________________
Dividends payable to shareholders                                                                  2,863,256
Payable for investment securities purchased                                                        8,479,267
Payable upon return of securities loaned (Note 4)                                                 11,030,250
Accrued investment management services fee                                                            60,120
Accrued distribution fee                                                                               3,071
Accrued service fee                                                                                   18,183
Accrued transfer agency fee                                                                            8,820
Accrued administrative services fee                                                                    4,953
Other accrued expenses                                                                               223,042
_____________________________________________________________________________________________________________

Total liabilities                                                                               22,690,962
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                            $1,899,467,068
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                          $    4,574,280
Additional paid-in capital                                                                     2,158,133,020
Undistributed net investment income                                                                7,554,854
Accumulated net realized loss (Notes 1 and 7)                                                   (284,364,218)
Unrealized appreciation                                                                           13,569,132
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                      $1,899,467,068
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:  Class A                                         $1,821,708,761
                                              Class B                                         $   76,174,216
                                              Class Y                                         $    1,584,091
Net asset value per share of outstanding capital stock:  Class A shares  438,700,879           $         4.15
                                                         Class B shares   18,345,617           $         4.15
                                                         Class Y shares      381,486           $         4.15

See accompanying notes to financial statements.

PAGE 81
                          Financial statements

                          Statement of operations
                          IDS Extra Income Fund, Inc.
                          Year ended Aug. 31, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:
Interest                                                                                        $170,484,760
Dividends (net of foreign taxes withheld of $22,018)                                               9,157,336
_____________________________________________________________________________________________________________

Total income                                                                                     179,642,096
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                 9,856,787
Distribution fee
   Class A                                                                                           375,920
   Class B                                                                                           113,608
Transfer agency fee                                                                                1,786,047
Incremental transfer agency fee - Class B                                                              1,228
Service fee
   Class A                                                                                         1,379,500
   Class B                                                                                            26,508
Administrative services fee                                                                          384,474
Compensation of directors                                                                             33,343
Compensation of officers                                                                              19,349
Custodian fees                                                                                       108,157
Postage                                                                                              257,898
Registration fees                                                                                    154,536
Reports to shareholders                                                                              107,662
Audit fees                                                                                            36,500
Administrative                                                                                        17,909
Other                                                                                                 26,362
_____________________________________________________________________________________________________________
Total expenses                                                                                   14,685,788
_____________________________________________________________________________________________________________
Investment income -- net                                                                         164,956,308
_____________________________________________________________________________________________________________
                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________
Net realized loss on security and foreign currency transactions (including loss of $415
    from foreign currency transactions)(Note 3)                                                 (94,618,530)
Net change in unrealized appreciation or depreciation                                           154,638,498
_____________________________________________________________________________________________________________

Net gain on investments and foreign currency                                                      60,019,968
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                            $224,976,276
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

                          Financial statements

                          Statements of changes in net assets
                          IDS Extra Income Fund, Inc.
                          Year ended Aug. 31,

_____________________________________________________________________________________________________________

                          Operations and distributions                           1995                1994
_____________________________________________________________________________________________________________
Investment income -- net                                                    $  164,956,308    $  163,697,253
Net realized gain (loss) on investments and foreign currency                   (94,618,530)       31,955,638
Net change in unrealized appreciation or depreciation                          154,638,498      (206,694,603)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations                224,976,276       (11,041,712)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
      Class A                                                                 (163,086,676)     (161,824,143)
      Class B                                                                   (1,285,639)               --
      Class Y                                                                      (64,716)               --
_____________________________________________________________________________________________________________
Total distributions                                                           (164,437,031)     (161,824,143)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 5)
_____________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                                                     386,116,539       557,279,130
   Class B shares                                                               76,560,620                --
   Class Y shares                                                                2,243,811                --
Reinvestment of distributions at net asset value
   Class A shares                                                              105,087,318       103,446,970
   Class B shares                                                                  977,944                --
   Class Y shares                                                                   60,615                --
Payments for redemptions
   Class A shares                                                             (354,557,559)     (409,030,424)
   Class B shares (Note 2)                                                      (2,378,996)               --
   Class Y shares                                                                 (807,210)               --
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                         213,303,082       251,695,676
_____________________________________________________________________________________________________________

Total increase in net assets                                                   273,842,327        78,829,821

Net assets at beginning of year                                             1,625,624,741     1,546,794,920
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
   $7,554,854 and $7,035,992)                                               $1,899,467,068    $1,625,624,741
_____________________________________________________________________________________________________________
See accompanying notes to financial statements

Notes to financial statements

IDS Extra Income Fund, Inc.

___________________________________________________________________

1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put PAGE 84 option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the PAGE 85 resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $415 resulting in a net reclassification adjustment to decrease accumulated net realized loss by $415.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________

2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the PAGE 86 combined net assets of all non-money market Funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.21% of average daily net assets.

Also under the terms of a prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15.50 per shareholder account. The transfer agency fee was reduced by earnings on monies pending shareholder redemptions.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under an Administrative Services Agreement, the fund pays AEFC for administration and accounting services at a percentage of the fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing Fund shares were $7,919,077 for Class A and $3,236 for Class B for the year ended Aug. 31, 1995.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded
PAGE 87
but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $9,546 for the year ended Aug. 31, 1995.
___________________________________________________________________

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,343,222,071 and $1,128,488,834, respectively, for the year ended Aug. 31, 1995. Realized gains and losses are determined on an identified cost basis.
___________________________________________________________________

4. Lending of portfolio securities

At Aug. 31, 1995, securities valued at $10,753,225 were on loan to brokers. For collateral, the Fund received $11,030,250 in cash. Income from securities lending amounted to $122,931 for the year ended Aug. 31, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
___________________________________________________________________

5. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                         Period ended Aug. 31, 1995                Year ended
                                                                      8/31/94
                         Class A       Class B*       Class Y*        Class A
______________________________________________________________________________
Sold                  97,298,897    18,688,995         565,786    126,616,129
Issued for reinvested 26,443,241       236,714          14,823     23,746,710
  distributions
Redeemed             (89,533,246)     (580,092)       (199,123)   (94,149,106)
______________________________________________________________________________
Net increase          34,208,892    18,345,617         381,486     56,213,733
______________________________________________________________________________
*Inception date was March 20, 1995.

___________________________________________________________________

6. Illiquid securities

At Aug. 31, 1995, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31,
PAGE 88
1995 was $33,122,797, representing 1.7% of net assets. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
___________________________________________________________________

7. Capital loss carryover

For federal income tax purposes, the Fund had a capital loss carryover of $289,111,735 at Aug. 31, 1995, that will expire in 2002 to 2004 if not offset by subsequent capital gains. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.
___________________________________________________________________

8. Financial highlights

"Financial highlights" showing per share data and selected PAGE information is presented on page 6 of the prospectus.

PAGE 89

                         Investments in securities                                            (Percentages represent value of
                         IDS Extra Income Fund, Inc.                                      investments compared to net assets)
                         Aug. 31, 1995

Investments in securities of unaffiliated issuers
_____________________________________________________________________________________________________________________________

Bonds (88.1%)
_____________________________________________________________________________________________________________________________
Issuer                                                 Coupon          Maturity        Principal                     Value(a)
                                                         rate              year           amount
_____________________________________________________________________________________________________________________________
Mortgage-backed securities (2.2%)
Federal Home Loan Mtge Corp                               6.875%      1995-2017    $     7,804 (b)            $        7,969
    Collateralized Mtge Obligation                        3.24          2023         9,550,866                     4,999,019
     Inverse Floater                                      5.39          2023         3,352,980 (l)                 2,666,994
                                                          6.012         2023         4,000,000 (l)                 2,660,920
                                                          6.061         2023         4,543,459 (l)                 3,323,631
                                                          6.108         2023         1,855,844                     1,504,310
                                                          6.356         2023         9,000,000 (l)                 5,625,000
                                                          7.227         2023         4,407,829 (l)                 2,972,420
                                                          7.262         2024         9,865,946 (l)                 6,459,827
                                                          8.015         2022         7,643,243 (l)                 6,233,752
Resolution Trust                                          8.00          2026         7,010,013                     5,397,710
                                                                                                              ______________
Total                                                                                                             41,851,552
_____________________________________________________________________________________________________________________________
Financial (3.5%)
Banks and savings & loans (0.3%)
First Nationwide Holdings
    Sr Nts                                               12.25          2001         6,000,000                    6,427,500
_____________________________________________________________________________________________________________________________
Financial services (0.7%)
Malan Realty Investors REIT
    Cv Sub Deb                                            9.50          2004         2,750,000                     2,437,188
Olympic Financial
    Sr Nts                                               13.00          2000         9,500,000 (m)                10,034,375
                                                                                                              ______________
Total                                                                                                             12,471,563
_____________________________________________________________________________________________________________________________
Insurance (2.5%)
Americo Life
    Sr Sub Nts                                            9.25          2005        15,000,000                    13,856,250
I.C.H.
    Sr Sub Nts                                           11.25          1996        17,000,000 (d)                12,218,750
Life Partners
    Sr Sub Nts                                           12.75          2002        10,000,000                    11,037,500
Reliance Group Holdings
    Sr Sub Deb                                            9.75          2003        10,000,000 (m)                 9,762,500
                                                                                                               _____________
Total                                                                                                             46,875,000
_____________________________________________________________________________________________________________________________
Industrial (68.9%)
Aerospace & defense (1.7%)
Alliant Techsystems
    Sr Sub Nts                                           11.75          2003         8,000,000                     8,700,000
Sequa
    Sr Sub Nts                                            9.375         2003        16,000,000                    14,900,000
TransDigm
    Sr Secured Nts                                       13.00          2000         8,950,000 (e)                 8,189,250
                                                                                                              ______________
Total                                                                                                             31,789,250
_____________________________________________________________________________________________________________________________
Automotive & related (0.5%)
Penda
    Sr Nts                                               10.75          2004        10,000,000                    8,912,500
_____________________________________________________________________________________________________________________________
Beverages & tobacco (0.6%)
Liggett Group                                            11.50          1999        15,000,000                   10,875,000
_____________________________________________________________________________________________________________________________
See accompanying notes to investments in securities.
PAGE 90
Building materials (2.6%)
Amer Standard
    Zero Coupon Sr Sub Disc Deb                          10.46          1998        15,000,000 (f)                11,625,000
MDC Holdings                                             11.125         2003         4,000,000                     3,595,000
Peters (JM)
    Sr Nts                                               12.75          2002         6,000,000                     5,407,500
Schuller Intl Group
    Sr Nts                                               10.875         2004        12,000,000                    13,230,000
Southdown
    Sr Sub Nts                                           14.00          2001         5,000,000                     5,637,500
Walter Inds
    Sr Nts                                               12.19          2000        10,000,000                    10,150,000
                                                                                                              ______________
Total                                                                                                             49,645,000
_____________________________________________________________________________________________________________________________
Chemicals (1.3%)
Harris Chemical North Amer
    Sr Sub Nts                                           10.75          2003        10,000,000                     8,537,500
Huntsman
    1st Mtge                                             11.00          2004        15,000,000                    16,481,250
                                                                                                              ______________
Total                                                                                                             25,018,750
_____________________________________________________________________________________________________________________________
Communications equipment (2.6%)
Celcaribe
    Zero Coupon                                          14.874         2004         9,650,000 (c,f)               7,177,250
Cencall Communications
    Zero Coupon Sr Nts                                   10.09          1999        18,000,000 (f)                 9,337,500
Communications & Power Inds
    Sr Sub Nts                                           12.00          2005         7,500,000 (c)                 7,584,375
Panamsat
    Zero Coupon                                          12.63          1998        22,000,000 (f)                16,912,500
Pegasus Media & Communications
    Gtd Sr Nts                                           12.50          2005         7,500,000 (c)                 7,612,500
U.S. Cellular
    Zero Coupon Cv                                        6.00          2015         3,800,000 (f)                 1,344,250
                                                                                                              ______________
Total                                                                                                             49,968,375
_____________________________________________________________________________________________________________________________
Computers & office equipment (0.4%)
Anacomp                                                  12.25          1997         3,160,000 (e)                 3,128,400
Dictaphone
    Sr Sub Nts                                           11.75          2005         4,500,000                     4,516,875
                                                                                                              ______________
Total                                                                                                              7,645,275
_____________________________________________________________________________________________________________________________
Energy (2.9%)
Chesapeake Energy                                        12.00          2001         7,000,000                     6,956,250
Harcor Energy
    Sr Nts                                               14.875         2002         7,500,000 (c)                 7,275,000
Mesa Capital                                             12.75          1998        25,000,000 (j)                23,125,000
Triton Energy
    Zero Coupon Sr Nts                                    9.68          1996         7,500,000 (f)                 6,787,500
Wainoco Oil
    Sr Sub Nts                                           12.00          2002        10,800,000                    10,867,500
                                                                                                              ______________
Total                                                                                                             55,011,250
_____________________________________________________________________________________________________________________________
Food (1.7%)
Chiquita Brands Intl
    Sr Nts                                                9.625         2004         8,500,000                     8,351,250
Specialty Foods                                          10.25          2001         5,000,000 (c)                 5,031,250
                                                         11.25          2003        11,000,000 (c)                10,945,000
    Zero Coupon                                          12.96          1999        17,000,000 (c,f)               8,755,000
                                                                                                              ______________
Total                                                                                                             33,082,500
_____________________________________________________________________________________________________________________________
Health care (2.4%)
Amerisource Distribution
    Pay-in-Kind                                          --             2005         8,101,539 (n)                 8,678,774
Hillhaven
    Sr Sub Nts                                           10.125         2001         5,000,000                     5,443,750
Tenet Healthcare
    Sr Sub Nts                                           10.125         2005        20,000,000                    21,050,000
Total Renal Care                                         12.00          2004        11,500,000                    10,580,000
                                                                                                              ______________
Total                                                                                                             45,752,524
_____________________________________________________________________________________________________________________________

PAGE 91
Health care services (0.7%)
Charter Medical
    Sr Sub Nts                                           11.25          2004        12,500,000                   13,500,000
_____________________________________________________________________________________________________________________________
Household products (1.0%)
Darling-Delaware
    Sr Sub Nts                                           11.00          2000         9,932,000                     9,919,585
Playtex Family Products
    Sr Sub Nts                                            9.00          2003        10,000,000                     9,437,500
                                                                                                              ______________
Total                                                                                                             19,357,085
_____________________________________________________________________________________________________________________________
Industrial equipment & services (2.9%)
ACF Inds                                                 11.60          2000         3,802,000                     3,830,515
Borg-Warner Security
    Sr Sub Nts                                            9.125         2003        10,000,000                     8,862,500
Fairchild Inds
    Sr Secured Nts                                       12.25          1999        15,000,000                    15,281,250
    Sr Sub Nts                                           12.25          1996         5,400,000                     5,393,250
Specialty Equipment
    Sr Sub Nts                                           11.375         2003        15,500,000                    16,042,500
Terex                                                    13.75          2002         6,000,000 (c)                 4,620,000
                                                                                                              ______________
Total                                                                                                             54,030,015
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (9.0%)

Alliance Entertainment
    Sr Sub Nts                                           11.25          2005        10,000,000 (c)                10,037,500
AMC Entertainment
    Sr Nts                                               11.875         2000         5,000,000                     5,450,000
Bally's Grand
    1st Mtge                                             10.375         2003        10,000,000 (m)                 9,775,000
Bally's Health & Tennis
    Sr Sub Nts                                           13.00          2003        10,000,000                     9,050,000
Bally's Park Place Funding
    1st Mtge Nts                                          9.25          2004        15,000,000                    14,118,750
Cinemark (USA)
    Sr Sub Nts                                           12.00          2002         7,500,000                     8,109,375
GNF Bally                                                10.625         2003         5,000,000                     4,343,750
Hollywood Casino                                         14.00          1998         6,500,000                     7,158,125
Hollywood Casino-Tunica                                  13.50          1998        16,000,000                    19,060,000
MGM Grand Hotel Finance                                  11.75          1999        10,000,000                    10,687,500
                                                         12.00          2002        14,000,000                    15,382,500
Plitt Theatres                                           10.875         2004        14,850,000                    14,515,875
Trump Castle Funding
    Mtge Nts                                             11.75          2003        14,711,250                    11,860,945
Trump Taj Mahal Funding
    Pay-in-Kind                                          --             1999        30,082,622 (n)                25,269,402
United Artists                                           11.50          2002         6,000,000 (c)                 6,397,500
                                                                                                              ______________
Total                                                                                                            171,216,222
_____________________________________________________________________________________________________________________________
Media (12.0%)
Ackerley Communications
    Sr Secured Nts                                       10.75          2003         7,000,000 (c)                 7,358,750
Adelphia Communications
    Pay-in-Kind                                          --             2004        31,592,759 (n)                26,735,372
    Sr Deb                                               11.875         2004         5,000,000                     5,031,250
Amer Telecasting
    Zero Coupon                                          12.50          2004         8,000,000 (f)                 4,620,000
Benedek Broadcasting
    Sr Nts                                               11.875         2005        10,625,000 (c)                11,222,656
Big Flower Press
    Sr Sub Nts                                           10.75          2003         7,000,000 (c)                 7,026,250
Cablevision Systems
    Sr Sub Deb                                            9.875         2013         8,000,000                     8,720,000
    Sr Sub Deb                                           10.75          2004        11,500,000                    12,261,875
Comcast Cellular
    Zero Coupon                                          11.73          2000        50,000,000 (f)                37,312,500
Continental Cablevision
    Sr Sub Deb                                           11.00          2007         9,800,000                    10,829,000
Outdoor Systems
    Sr Nts                                               10.75          2003         8,500,000                     8,213,125
Paramount Communications
    Sub Deb                                               7.00          2003        15,000,000                    14,287,950
People's Choice TV
    Zero Coupon                                           7.21          2004        20,500,000 (f,m)               9,583,750
Robin Media Group                                        11.125         1997         8,250,000                     7,971,563
                                                         11.625         1999         5,000,000                     4,918,750
PAGE 92
Scandinavian Broadcasting
    Cv Sub Deb                                            7.25          2005         4,000,000                     4,350,000
U.S. Banknote
    Sr Nts                                               11.625         2002        13,000,000                     9,880,000
Universal Outdoor
    Sr Nts                                               11.00          2003        13,000,000                    12,756,250
Viacom
    Sub Deb                                               8.00          2006        20,000,000                    19,500,000
Videotron Holdings
    Zero Coupon Sr Disc Nts                               5.43          2005        10,000,000 (f,m)               5,875,000
                                                                                                              ______________
Total                                                                                                            228,454,041
_____________________________________________________________________________________________________________________________
Metals (2.4%)
Carbide/Graphite Group
    Sr Nts                                               11.50          2003        10,000,000                    10,550,000
EnviroSource
    Sr Nts                                                9.75          2003         8,000,000                     7,320,000
Kaiser Aluminum & Chemical
    Sr Nts                                                9.875         2002        11,500,000                    11,543,125
NS Group                                                 13.50          2003        14,000,000                    13,370,000
Sahaviriya Steel Inds
    Cv                                                    3.50          2005         3,000,000 (c)                 3,030,000
                                                                                                               _____________
Total                                                                                                             45,813,125
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (3.7%)
G-I Holdings
    Zero Coupon Sr Nts                                   11.37          1998        50,000,000 (f)                36,375,000
Saul (BF) REIT
    Sr Nts                                               11.625         2002         9,300,000                     8,695,500
Talley Inds
    Zero Coupon Sr Disc Deb                              12.20          1998        24,000,000 (f)                16,800,000
Talley Mfg & Technology
    Sr Nts                                               10.75          2003         8,500,000                     8,500,000
                                                                                                               _____________
Total                                                                                                             70,370,500
_____________________________________________________________________________________________________________________________
Paper & packaging (5.8%)
Gaylord Container
    Zero Coupon Sr Sub Disc Deb                          12.66          1996        28,000,000 (f)                28,000,000
Ivex Holdings
    Zero Coupon Sr Deb                                   14.02          2000        10,000,000 (f)                 5,662,500
Plastic Containers
    Sr Secured Nts                                       10.75          2001         9,000,000                     9,236,250
Repap Wisconsin
    Sr Secured Nts                                        9.875         2006         7,500,000                     7,462,500
Sappi BVI Finance
    Cv                                                    7.50          2002         3,000,000 (c)                 3,093,750
Silgan
    Zero Coupon                                          13.19          1995        20,000,000 (f)                18,625,000
Stone Container
    Sr Nts                                               11.50          2004         4,500,000                     4,848,750
    Sr Nts                                               12.625         1998         4,500,000                     4,950,000
    Sr Sub Nts                                           11.00          1999         6,500,000                     6,751,875
Sweetheart Cup
    Sr Sub Nts                                           10.50          2003        13,500,000                    13,230,000
Warren (SD)
    Sr Nts                                               12.00          2004         6,500,000                     7,255,625
                                                                                                              ______________
Total                                                                                                            109,116,250
_____________________________________________________________________________________________________________________________
Restaurants & lodging (2.1%)
Flagstar
    Sr Sub Deb                                           11.25          2004        15,000,000                    11,681,250
Hammons (John Q) Hotels
    1st Mtge                                              8.875         2004        12,000,000                    11,370,000
Santa Fe Hotel
    1st Mtge                                             11.00          2000        13,805,000                    11,044,000
Trump Plaza Funding
    1st Mtge                                             10.875         2001         7,000,000 (m)                 6,475,000
                                                                                                              ______________
Total                                                                                                             40,570,250
_____________________________________________________________________________________________________________________________
Retail (8.5%)
Apparel Retail
    Zero Coupon                                          12.67          2005        11,500,000 (f)                 7,144,375
Big V Supermarkets
    Sr Sub Nts                                           11.00          2004         6,000,000                     4,927,500
Dairy Mart Convenience Stores
    Sr Sub Nts                                           10.25          2004        19,700,000                    16,540,250
PAGE 93
Di Giorgio
    Sr Nts                                               12.00          2003        16,000,000                    12,060,000
GND Holdings
    Zero Coupon                                          --             1999           579,120 (d,e,f)                    --
    Zero Coupon Jr Sub Nt                                --             1999         3,370,437 (d,e,f)                    --
Grand Union
    Sr Nts                                               12.00          2004        12,500,000                    11,937,500
Kash n' Karry Food Stores
    Pay-in-kind                                          --             2003        16,549,690 (n)                16,715,187
Pathmark Stores
    Sr Sub Nts                                            9.625         2003        10,000,000                    10,000,000
    Zero Coupon Jr Sub Nts                               11.71          1999        13,500,000 (f)                 8,910,000
Penn Traffic
    Sr Sub Nts                                            9.625         2005        20,000,000                    16,200,000
Pueblo Xtra Intl
    Sr Nts                                                9.50          2003        14,040,000                    13,478,400
Ralphs Grocery
    Sr Nts                                               10.45          2004        10,000,000                     9,800,000
    Sr Sub Nts                                           11.00          2005         3,500,000                     3,303,125
Service Merchandise
    Sr Sub Deb                                            9.00          2004         7,000,000                     5,906,250
Stater Brothers Holdings
    Sr Nt                                                11.00          2001        14,500,000                    14,481,875
Super Rite Foods
    Sr Sub Nts                                           10.625         2002         9,500,000                    10,307,500
                                                                                                              ______________
Total                                                                                                            161,711,962
_____________________________________________________________________________________________________________________________
Soaps & cosmetics (1.2%)
Coty
    Sr Sub Nts                                           10.25          2005        10,000,000                    10,362,500
Revlon Consumer Products
    Sr Nts                                                9.375         2001         2,500,000                     2,481,250
    Sr Nts                                                9.50          1999        10,000,000                    10,050,000
                                                                                                              ______________
Total                                                                                                             22,893,750
_____________________________________________________________________________________________________________________________
Textiles & apparel (2.0%)
Dominion Textiles
    Sr Nts                                                8.875         2003         5,000,000                     4,981,250
Hat Brand Holdings                                       12.625         2002         5,000,000 (e)                 5,375,000
Hosiery Corp of America                                  13.75          2002        10,000,000                    10,370,000
WestPoint Stevens
    Sr Sub Deb                                            9.375         2005        18,000,000                    17,550,000
                                                                                                                 ___________
Total                                                                                                             38,276,250
_____________________________________________________________________________________________________________________________
Miscellaneous (0.9%)
ECM Funding LP                                           11.918         2002         3,030,092 (e)                 3,333,102
KinderCare Learning Centers
    Sr Nts                                               10.375         2001         6,000,000                     6,217,500
Samsonite
    Sr Sub Nts                                           11.125         2005         7,500,000 (c)                 7,659,375
                                                                                                              ______________
Total                                                                                                             17,209,977
_____________________________________________________________________________________________________________________________
Transportation (1.4%)
Braniff
    Sr Reset Nts                                         --             1999         5,000,000 (d,e,h,j)                  --
GPA Delaware                                              8.75          1998        10,000,000                     8,900,000
GPA Group                                                 7.00          1997         1,301,192 (e,o)               1,236,132
                                                          7.25          1997         1,032,961 (e,o)                 981,313
                                                          7.50          1997         2,135,619 (e,o)               2,028,838
                                                          7.562         1997         3,362,590 (e,o)               3,194,461
                                                          7.75          1997           492,220 (e,o)                 467,609
                                                          7.875         1997           447,473 (e,o)                 425,099
Trans Ocean Container                                    12.25          2004         8,750,000                     8,892,188
                                                                                                              ______________
Total                                                                                                             26,125,640
_____________________________________________________________________________________________________________________________
Utilities (4.4%)
Electric (1.8%)
California Energy
    Ltd Resource Sr Secured Nts                           9.875         2003         7,000,000 (m)                 7,078,750
First Palo Verde Funding                                 10.15          2016         6,150,000                     6,284,193
Midland Funding II                                       13.25          2006        12,500,000                    13,234,375
Texas-New Mexico Power
    Secured Deb                                          10.75          2003         7,000,000                     7,446,250
                                                                                                              ______________
Total                                                                                                             34,043,568
_____________________________________________________________________________________________________________________________
PAGE 94
Gas (0.6%)
TransTexas Gas
    Sr Secured Nts                                       11.50          2002        10,000,000                   10,525,000
_____________________________________________________________________________________________________________________________
Telephone (2.0%)
Geotek Communications
    Zero Coupon                                           7.38          2005        20,750,000 (c,f)              10,375,000
Intermedia Communications of Florida
    Sr Nts                                               13.50          2005        19,750,000 (c)                19,769,672
Pagemart Nationwide (Warrants Attached)
    Zero Coupon Sr Nts                                    7.67          2000        14,500,000 (c,f)               8,700,000
                                                                                                              ______________
Total                                                                                                             38,844,672
_____________________________________________________________________________________________________________________________
Foreign (7.7%)(g)
Argentina Republic Euro
    (U.S. Dollar)                                         7.312         2005        22,750,000                    13,920,156
Doman Inds
    (U.S. Dollar)                                         8.75          2004        16,500,000                    16,025,625
Fresh Delmonte
    (U.S. Dollar)                                        10.00          2003        11,000,000                     9,033,750
Gulf Canada Resources
    (U.S. Dollar)                                         9.25          2004        13,500,000                    13,348,125
Mexican Cetes Treasury Bill
    (Mexican Peso) Zero Coupon                           45.94          1996        17,281,150 (f)                 2,329,309
Poland Discount
    (U.S. Dollar)                                         7.125         2024         5,000,000                     3,806,250
Poland PDI Euro
    (U.S. Dollar)                                         3.25          2014        10,000,000                     6,118,750
PT Indah Kiat Pulp & Paper
    (U.S. Dollar)                                        11.875         2002        20,000,000                    20,625,000
Repap New Brunswick
    (U.S. Dollar) Sr Nts                                 10.625         2005         6,000,000                     6,082,500
Republic of Brazil
    (U.S. Dollar)                                         7.31          2012         6,500,000                     3,432,812
Rogers Cablesystems
    (U.S. Dollar) Sr Secured Nts                          9.625         2002         5,000,000                     5,075,000
Rogers Cantel
    (U.S. Dollar) Sr Sub Nts                             11.125         2002        10,000,000                    10,437,500
Sherritt
    (U.S. Dollar)                                        10.50          2014        10,000,000                    10,262,500
Tarkett Intl
    (U.S. Dollar)                                         9.00          2002        10,000,000                    10,125,000
Tjiwi Kimia
    (U.S. Dollar)                                        13.25          2001        15,000,000                    16,143,750
                                                                                                              ______________
Total                                                                                                            146,766,027
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $1,642,843,562)                                                                                        $1,674,150,373
_____________________________________________________________________________________________________________________________
/TABLE

PAGE 95

Stocks and other (7.8%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Amer Telecasting
  Warrants                                                                              40,000                       40,000
Berg Electronics
  Common                                                                               770,400 (d)                4,237,200
  Pay-in-kind                                                                          404,759 (c,n)             11,130,872
Celcaribe
  Common                                                                               951,210 (c,d)              1,236,573
Cherokee
  Warrants                                                                              44,107                        3,867
Chevy Chase Savings
  13% Preferred                                                                        180,000                    5,197,500
Communications & Power Inds
  Common                                                                                 3,500 (c,d)                354,375
  14% Preferred                                                                         50,000 (c)                4,650,000
Crown Packaging
  Warrants                                                                              10,000                      200,000
Dial Page
  Warrants                                                                              18,902                          189
Dr. Pepper Bottling Holdings
  Common                                                                               100,000 (d)                  425,000
EnviroSource
  7.25% Cv Preferred                                                                   112,000                   14,560,000
EUA Power
  Contingent Interest Certificates                                                       5,000 (d,e,h)                    --
Federated Dept Stores
  Warrants                                                                              72,890                      314,338
First Chicago
  2.875% Cv Preferred                                                                   50,000                    3,025,000
First Nationwide Bank
  11.50% Preferred                                                                     106,500                   11,448,750
Foodmaker
  Warrants                                                                               7,000                      129,500
Gaylord Container
  Common                                                                               437,500 (d)                5,140,625
  Warrants                                                                             562,500                    5,484,375
Great Bay Power
  Common                                                                                75,553 (d)                  623,304
Harcor Energy
  Warrants                                                                             165,000 (c)                  189,750
Harvard Inds
  Pay-in-Kind                                                                          438,224 (n)               10,955,600
Hat Brand Holdings
  Warrants                                                                              90,346 (e)                  993,802
Hemmetter Enterprises
  Warrants                                                                              36,000 (c)                   54,000
Homestead Savings
  Warrants                                                                              42,500 (d,h)                      --
Hosiery Corp of Amer
  Warrants                                                                              10,000 (c)                   30,000
Houlihan's Restaurant
  Warrants                                                                               5,886                       29,430
IFINT Diversified Holdings
  Common                                                                                42,418 (e)                1,696,720
Intermedia Communications
  Warrants                                                                              19,750                      197,763
K-III Communications
  Pay-in-Kind Sr Exchangeable                                                          106,168 (n)               10,192,148
Maryland Cable
  Common                                                                               378,000 (d)                    3,780
Methanex
  Common                                                                               200,000 (d)                1,475,000
MFS Communications
  Common                                                                                 4,111 (d)                  153,216
  2.68% Cv Preferred                                                                   210,000                    8,715,000
Natl Health Investors
  8.50% Cv Preferred                                                                    60,000                    1,597,500
NVR
  Common                                                                               100,000 (d)                  981,250
Olympic Financial
  Common                                                                               100,000 (d)                2,287,500
Pagemart
  Common                                                                                50,750 (c,d)                507,500
PAGE 96
Panamsat
   Pay-in-kind                                                                          10,297 (n)               11,432,244
Pantry Pride
  14.875% Preferred                                                                    100,000                    9,800,000
Pullman
  Common                                                                               273,141 (d)                2,185,128
Reliance Group Holdings
  Warrants                                                                             277,791                      555,582
Southdown
  Warrants                                                                              50,000 (e)                  225,000
Specialty Foods Acquisition
  Common                                                                               300,000 (d)                  525,000
Supermarket General
  Pay-in-Kind Cv                                                                       275,000 (n)                7,975,000
Tele-Communications
  6% Preferred                                                                          75,000                    4,650,000
TransDigm
  Warrants                                                                               7,500 (e)                  749,968
Triangle Wire & Cable
  Common                                                                               548,889 (d,e)              1,097,778
Webcraft Technology
  Common                                                                                32,502 (d,e)                    325
WestFed Holdings
  Non-Voting Common                                                                     21,699 (d,e,h)                    --
  Pay-in-Kind Cm Sr                                                                     71,264 (d,e,h,n)                  --
_____________________________________________________________________________________________________________________________
Total stocks and other
Cost: $159,052,558)                                                                                           $  147,457,452
_____________________________________________________________________________________________________________________________

Short-term securities (1.6%)
_____________________________________________________________________________________________________________________________
Issuer                                                 Annualized                      Amount                       Value(a)
                                                         yield on                  payable at
                                                          date of                    maturity
                                                         purchase
_____________________________________________________________________________________________________________________________
U.S. government agency (0.1%)
Federal Natl Mtge Assn Disc Notes
  09-14-95                                                5.68%                     $  100,000                        99,795
  09-19-95                                                5.72                       1,700,000                     1,695,164
                                                                                                              ______________
Total                                                                                                              1,794,959
_____________________________________________________________________________________________________________________________
Commercial paper (1.5%)
Cafco
  09-18-95                                                5.76                       8,500,000                     8,477,041
Colgate-Palmolive
  09-18-95                                                5.78                       1,100,000 (i)                 1,097,013
Metlife Funding
  09-21-95                                                5.76                       4,100,000                     4,086,948
PACCAR Financial
  09-20-95                                                5.75                       5,500,000                     5,483,396
  09-22-95                                                5.75                         900,000                       896,997
Reed Elsevier
  09-13-95                                                5.75                       7,600,000 (i)                 7,585,509
Southwestern Bell Telephone
  09-08-95                                                5.77                       1,400,000                     1,398,438
                                                                                                              ______________
Total                                                                                                             29,025,342
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $30,820,301)                                                                                           $   30,820,301
_____________________________________________________________________________________________________________________________
Total investments in securities of unaffiliated issuers
(Cost: $1,832,716,421)                                                                                        $1,852,428,126
_____________________________________________________________________________________________________________________________

PAGE 97

Investments in securities of affiliated issuers (k)
_____________________________________________________________________________________________________________________________
Common stocks (1.3%)
_____________________________________________________________________________________________________________________________
Issuer                                                                                   Shares                      Value(a)

_____________________________________________________________________________________________________________________________
Envirodyne Inds                                                                        727,116 (d)            $    3,181,133
Kash n' Karry Food Stores                                                              828,135 (d)                21,738,544
_____________________________________________________________________________________________________________________________
Total investments in securities of affiliated issuers
(Cost: $31,062,250)                                                                                           $   24,919,677
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,863,778,671)(p)                                                                                     $1,877,347,803
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1995.
(c) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the board of directors.
(d) Presently non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e) Identifies issues considered to be illiquid (see Note 6 to the financial statements). Information concerning such security holdings at Aug. 31, 1995 is as follows:
    Security                                    Acquisition                                 Cost
                                                      dates
   _____________________________________________________________________________________________
    Anacomp
      12.25% 1997                                  08-25-92                           $3,321,950
    Braniff
      15% Sr Reset Nts                             04-03-89                            4,550,000
    ECM Funding LP
      11.918% 2002                                 04-13-92                            3,030,092
    EUA Power
      Contingent Interest Certificates             05-25-90                                   --
    GND Holdings
      Zero Coupon 12% 1999                         11-03-93                              492,252
      Zero Coupon Jr Sub Nt 6.18% 1999             04-14-92                            2,224,487
    GPA Group
      7% 1997                                      07-20-95                            1,301,192
      7.25% 1997                                   07-17-95                            1,032,961
      7.50% 1997                                   07-17-95                            2,135,619
      7.562% 1997                                  07-17-95                            3,362,590
      7.75% 1997                                   07-20-95                              492,220
      7.875% 1997                                  08-18-95                              447,473
    Hat Brand Holdings
      12.625% 2002                                 09-03-92                            5,000,000
      Warrants                                     09-03-92                                   --
    IFINT Diversified Holdings
      Common                                       08-18-94                              749,736
    Southdown
      Warrants                                     10-30-91                              150,000
    TransDigm
      13% Sr Secured Nts 2000          09-29-93 thru 07-25-95                          8,146,642
      Warrants                         09-29-93 thru 07-25-95                            701,646
    Triangle Wire & Cable
      Common                                       01-13-92                           13,000,117
    Webcraft Technology
      Common                                       12-22-86                               16,874
    WestFed Holdings
      Non-Voting Common                            09-30-88                                  655
      Pay-in-Kind Cm Sr                09-30-88 thru 06-11-93                          5,995,474

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(g) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(h) Presently negligible market value.
(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(j) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1995.
(k) Investments representing 5% or more of the outstanding voting securities of the issuer.
PAGE 98
(l) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offered Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 1995. Inverse floaters in the aggregate represent 1.7% of the Fund's net assets as of Aug. 31, 1995.
(m) Security is partially or fully on loan. See note 4 to the financial statements.
(n) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(o) The fund is committed, if requested by the investee company, to invest additional amounts. At Aug. 31, 1995, the outstanding commitment is $599,973.
(p) At Aug. 31, 1995, the cost of securities for federal income tax purposes was $1,859,031,154 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


    Unrealized appreciation                                                        $97,081,929
    Unrealized depreciation                                                        (78,765,280)
    ___________________________________________________________________________________________
    Net unrealized appreciation                                                    $18,316,649
    ___________________________________________________________________________________________

PAGE 99
PART C.       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS:

       List of financial statements filed as part of this Post-
       Effective Amendment to the Registration Statement:

       - Independent Auditors' Report dated Oct. 6, 1995
       - Statement of Assets and Liabilities, Aug. 31, 1995
       - Statement of Operations, Year ended Aug. 31, 1995
       - Statements of Changes in Net Assets for the two-year period ended Aug. 31, 1994 and Aug. 31, 1995
       - Notes to Financial Statements
       - Investments in Securities, Aug. 31, 1995

(b)  EXHIBITS:

1. Copy of Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Post-Effective Amendment No. 17 to Registration Statement No. 2-86637, is herein incorporated by reference.

2. Copy of Amended By-laws dated May 14, 1987, filed as Exhibit 2 to Post-Effective Amendment No. 7 to Registration Statement No. 2-86637, are herein incorporated by reference.

3.     Not Applicable.

4. Form of Stock certificate for common stock filed as Exhibit No. 4 to Registrant's Post-Effective Amendment No. 4, is herein incorporated by reference.

5. Form of Investment Management and Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 2-86637 is incorporated herein by reference.

6. Form of Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 2-86637 is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The
       Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8. Form of Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8 to Registrant's Post-Effective
       Amendment No. 23 to Registration Statement No. 2-86637 is incorporated herein by reference.

PAGE 100
9(a). Form of Transfer Agency Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 23 to
              Registration Statement No. 2-86637 is incorporated herein by reference.

9(b). Copy of License Agreement dated Jan. 25, 1988, between Registrant and IDS Financial Corporation, filed as
              Exhibit 9(c) to Post-Effective Amendment No. 15 to Registration Statement No. 2-86637, is incorporated herein by reference.

9(c). Form of Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 23 to
              Registration Statement No. 2-86637 is incorporated herein by reference.

9(d). Form of Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 2-86637 is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditors' Consent is filed electronically herewith.

12.    None.

13.    Not applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355 on Sept. 8, 1986, are herein incorporated by reference.

15. Form of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 2-86637 is incorporated herein by reference.

16. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b), filed as Exhibit 16 to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 2-86637 is herein incorporated by reference.

PAGE 101
17.    Financial Data Schedule is filed electronically herewith as
       Exhibit 17 to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-51586.

18. Copy of plan pursuant to Rule 18f-3 Under the 1940 Act filed as Exhibit 18 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-86637 is herein incorporated by reference.

19(a). Directors' Power of Attorney, dated November 10, 1994, to sign Amendments to this Registration Statement, filed electronically as Exhibit 18(a) to Registrant's Post-Effective Amendment No. 22, is incorporated herein by reference.

19(b). Officers' Power of Attorney, dated June 1, 1993, to sign Amendments to this Registration Statement filed electronically as Exhibit 17(b) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-86637 is herein incorporated by reference.

Item 25.  Persons Controlled by or Under Common Control with
          Registrant:

            None.

Item 26.  Number of Holders of Securities

              (1)                           (2)

                                      Number of Record
                                        Holders as of
         Title of Class               October 16, 1995

         Capital Stock                     124,344

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding PAGE 102 shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
Ronald G. Abrahamson, Vice President--Service Quality and Reengineering

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering
American Express Service Corporation                               Vice President

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Jerome R. Amundson, Vice President--Investment Accounting

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Accounting

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services

American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Financial Planning Systems

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Financial Planning
                                                                     Systems
American Express Service Corporation                               Vice President


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director and Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Harold E. Burke, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services

Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of Nevada Inc.                                Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region
IDS Property Casualty Insurance Co.                                Director

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Alan R. Dakay, Vice President--Institutional Products Group

American Enterprise Life Insurance Co.  IDS Tower 10               Director and President
                                        Minneapolis, MN  55440
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group
American Partners Life Insurance Co.                               Director and President
IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
                                                                     Marketing

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Roger S. Edgar, Director, Senior Vice President and Technology Advisor

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       Technology Advisor

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of Nevada Inc.                                Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Louis C. Fornetti, Director, Senior Vice President and Chief Financial Officer

American Enterprise Investment          IDS Tower 10               Vice President
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Express Tax & Business                                    Director
  Services Inc.
American Express Trust Company                                     Director
IDS Cable Corporation                                              Director
IDS Cable II Corporation                                           Director
IDS Capital Holdings Inc.                                          Senior Vice President
IDS Certificate Company                                            Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President
IDS Insurance Agency of Arkansas Inc.                              Vice President
IDS Insurance Agency of Massachusetts Inc.                         Vice President
IDS Insurance Agency of Nevada Inc.                                Vice President
IDS Insurance Agency of New Mexico Inc.                            Vice President
IDS Insurance Agency of North Carolina Inc.                        Vice President
IDS Insurance Agency of Ohio Inc.                                  Vice President
IDS Insurance Agency of Wyoming Inc.                               Vice President
IDS Life Insurance Company                                         Director
IDS Life Series Fund, Inc.                                         Vice President
IDS Life Variable Annuity Funds A&B                                Vice President
IDS Property Casualty Insurance Co.                                Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
IDS Sales Support Inc.                                             Director
IDS Securities Corporation                                         Vice President
Investors Syndicate Development Corp.                              Vice President

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Minnesota Foundation                              Director, Vice President
                                                                     and Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of Nevada Inc.                                Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)


IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer
IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Vice President-Investments

PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

Raymond E. Hirsch, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and President
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Douglas R. Jordal, Vice President--Taxes

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corporation                                  Vice President

James E. Kaarre, Vice President--Marketing Information

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Marketing Information

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of Nevada Inc.                                Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Chairman of the Board of
                                                                     Managers and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems
American Express Service Corporation                               Vice President

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edward Labenski, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Service Corporation                               Director
American Express Trust Company                                     Director
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Marketing
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group
American Express Service Corporation                               Vice President

Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Tax and Business                                  Director
  Services Inc.
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Pamela J. Moret, Vice President--Corporate Communications

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Communications
American Express Minnesota Foundation                              Director and President

Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Robert J. Neis, Vice President--Information Systems Operations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Information Systems
                                                                     Operations

James R. Palmer, Vice President--Insurance Operations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Insurance Operations
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

George M. Perry, Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy
                                                                     and Development
IDS Property Casualty Insurance Co.                                Director

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

James M. Punch, Vice President--TransAction Services

American Express Financial Advisors     IDS Tower 10               Vice President-Trans
                                        Minneapolis, MN  55440       Action Services

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

ReBecca K. Roloff, Vice President--1994 Program Director

American Express Financial Advisors     IDS Tower 10               Vice President-1994
                                        Minneapolis, MN  55440       Program Director

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer

Robert A. Rudell, Vice President--American Express Institutional Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of Nevada Inc.                                Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

Stuart A. Sedlacek, Vice President--Assured Assets

American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Chairman of the Board
                                                                     and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

PAGE 18
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

Jeffrey E. Stiefler, Director

American Express Company                American Express Tower     Director and President
                                        World Financial Center
                                        New York, NY  10285

PAGE 19
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

Fenton R. Talbott, Director

ACUMA Ltd.                              ACUMA House                President and Chief
                                        The Glanty, Egham            Executive Officer
                                        Surrey TW 20 9 AT
                                        UK

PAGE 20
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology
IDS Bond Fund, Inc.                                                Director
IDS California Tax-Exempt Trust                                    Trustee
IDS Discovery Fund, Inc.                                           Director
IDS Equity Select Fund, Inc.                                       Director
IDS Extra Income Fund, Inc.                                        Director
IDS Federal Income Fund, Inc.                                      Director
IDS Global Series, Inc.                                            Director
IDS Growth Fund, Inc.                                              Director
IDS High Yield Tax-Exempt Fund, Inc.                               Director
IDS Investment Series, Inc.                                        Director
IDS Managed Retirement Fund, Inc.                                  Director
IDS Market Advantage Series, Inc.                                  Director
IDS Money Market Series, Inc.                                      Director
IDS New Dimensions Fund, Inc.                                      Director
IDS Precious Metals Fund, Inc.                                     Director
IDS Progressive Fund, Inc.                                         Director
IDS Selective Fund, Inc.                                           Director
IDS Special Tax-Exempt Series Trust                                Trustee
IDS Stock Fund, Inc.                                               Director
IDS Strategy Fund, Inc.                                            Director
IDS Tax-Exempt Bond Fund, Inc.                                     Director
IDS Tax-Free Money Fund, Inc.                                      Director
IDS Utilities Income Fund, Inc.                                    Director

Melinda S. Urion, Vice President and Corporate Controller

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Vice President and
                                                                     Corporate Controller
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     Controller and Treasurer
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

PAGE 21
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Michael L. Weiner, Vice President--Corporate Tax Operations

American Express Financial Advisors     IDS Tower 10               Vice President-Corporate
                                        Minneapolis, MN  55440       Tax Operations
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

PAGE 22
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of Nevada Inc.                                Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205

PAGE 23
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President
Minneapolis, MN 55440

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   American Express
                         Institutional Services

Alvan D. Arthur          Group Vice President-        None
IDS Tower 10             Central California/
Minneapolis, MN  55440   Western Nevada

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

PAGE 24
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Financial Planning
Minneapolis, MN 55440    Systems

Brent L. Bisson          Group Vice President-        None
Ste 900 e Westside Tower Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

Harold E. Burke          Vice President               None
IDS Tower 10             and Assistant
Minneapolis, MN 55440    General Counsel

PAGE 25
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

PAGE 26
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Scott M. Digiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Director
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Roger S. Edgar           Senior Vice President        None
IDS Tower 10             and Technology Advisor
Minneapolis, MN 55440

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

Louis C. Fornetti        Senior Vice President        None
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

PAGE 27
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

PAGE 28
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 250                North Texas
801 E. Campbell Road
Richardson, TX  75081

Raymond E. Hirsch        Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN 55440

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations

David R. Hubers          Chairman, Chief              Director
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Information
Minneapolis, MN  55440

PAGE 29
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski          Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

PAGE 30
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
MInneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

PAGE 31
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret          Vice President-              None
IDS Tower 10             Corporate Communications
Minneapolis, MN 55440

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Information Systems
Minneapolis, MN 55440    Operations

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaronick Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

PAGE 32
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-1994          None
IDS Tower 10             Program Director
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

PAGE 33
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Russell L. Scalfano      Group Vice President-        None
Suite 201 Exec Pk East   Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice Presidnet-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
IDS Tower 10             Eastern Iowa Area
Minneapolis, MN 55440

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

PAGE 34
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Brn Road       North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Director
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Vice President and           Treasurer
IDS Tower 10             Corporate Controller
Minneapolis, MN 55440

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

PAGE 35
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Corporate Tax
Minneapolis, MN 55440    Operations

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200 Cambridge Ct   Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             IDS Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

PAGE 36
Item 32.     Undertakings

             (a)  Not Applicable.

             (b)  Not Applicable.

             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 104
                            SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Extra Income Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of October, 1995.


IDS EXTRA INCOME FUND, INC.


By
        Melinda S. Urion, Treasurer


By /s/  William R. Pearce**
        William R. Pearce, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of October, 1995.

Signature                                     Capacity

/s/  William R. Pearce**                      President, Principal
     William R. Pearce                        Executive Officer and
                                              Director

/s/  Leslie L. Ogg**                          Vice President,
     Leslie L. Ogg                            General Counsel and
                                              Secretary

/s/  Lynne V. Cheney*                         Director
     Lynne V. Cheney


/s/  William H. Dudley*                       Director
     William H. Dudley


/s/  Robert F. Froehlke*                      Director
     Robert F. Froehlke


/s/  David R. Hubers*                         Director
     David R. Hubers


/s/  Heinz F. Hutter*                         Director
     Heinz F. Hutter

PAGE 105
Signature                                     Capacity


/s/  Anne P. Jones*                           Director
     Anne P. Jones


/s/  Donald M. Kendall*                       Director
     Donald M. Kendall


/s/  Melvin R. Laird*                         Director
     Melvin R. Laird


/s/  Lewis W. Lehr*                           Director
     Lewis W. Lehr


/s/  Edson W. Spencer*                        Director
     Edson W. Spencer


/s/  John R. Thomas*                          Director
     John R. Thomas


/s/  Wheelock Whitney*                        Director
     Wheelock Whitney


/s/  C. Angus Wurtele*                        Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated November 10, 1994 to sign Amendments to this Registration Statement filed electronically as Exhibit 18(a) to Registrant's Post-Effective
Amendment No. 22, by:




Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated June 1, 1993 to sign Amendments to this Registration Statement filed electronically as Exhibit 17(b) to Registrant's Post-Effective
Amendment No. 20 to Registration Statement No. 2-86637 by:




Leslie L. Ogg

PAGE 106
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 26
TO REGISTRATION STATEMENT No. 2-86637

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

         Statement of Additional Information.

     Financial Statements.

Part C.

     Other information.

     Exhibits.

The signatures.